INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 20 – INTANGIBLE ASSETS, NET

Intangible assets and related accumulated amortization are as follows:

	December 31, 2023	December 31, 2022
Technologies	63,860	63,860
Favorable contracts	247,527	247,527
Subtotal	311,387	311,387
Less: accumulated amortization	(178,161)	(117,026)
Intangible assets, net	133,226	194,361

Amortization expense was JPY61,135, JPY117,026 and nil for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, the future estimated amortization costs for intangible assets are as follows:

Years Ended December 31,
2024	11,802
2025	11,802
2026	11,802
2027	11,802
2028	11,802
Thereafter	74,216
Total	133,226